CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 161,051	$ 97	$ 311,911	$ (20,091)	$ (343)	$ (130,523)
Balance, shares at Dec. 31, 2011		36,324,997
Exercise of options	736	1	735
Options exercised during period	240,171	240,171
Share-based compensation expense	5,460		5,460
Other comprehensive loss, net	(147)				(147)
Net loss	(23,391)					(23,391)
Balance at Dec. 31, 2012	143,709	98	318,106	(20,091)	(490)	(153,914)
Balance, shares at Dec. 31, 2012		36,565,168
Exercise of options	1,145		1,145
Options exercised during period	292,000	292,000
Share-based compensation expense	2,774		2,774
Other comprehensive loss, net	(782)				(782)
Net loss	(32,101)					(32,101)
Balance at Sep. 30, 2013	$ 114,745	$ 98	$ 322,025	$ (20,091)	$ (1,272)	$ (186,015)
Balance, shares at Sep. 30, 2013		36,857,168